Financial Instruments - Summary of Financial Liabilities Classified by Type and Category (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Trade And Other Current Payables	$ 275,331,618	$ 309,883,528
Derivative instruments	81,195,765	304,278
Other financial liabilities	125,350,544	18,815,435
Trade and other payables, Non-current	450,421	632,643
Derivative instruments	2,629,715	21,045,216
Other financial liabilities	799,813,225	781,978,145
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	756,005
Total current	756,005
Derivative instruments	159,630
Total non-current	159,630
Total	915,635
Financial liabilities at amortised cost, category [member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans	43,946,822
Trade And Other Current Payables	419,006,236
Total current	462,953,058
Interest-bearing loans	797,023,880
Trade and other payables, Non-current	450,421
Total non-current	797,474,301
Total	1,260,427,359
Financial liabilities at fair value, class [member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	7,161,949
Total current	7,161,949
Total	7,161,949
Financial Liabilities Held for Trading [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments		1,255,478
Other financial liabilities		889,026
Total current		2,144,504
Total		2,144,504
Loans and Payables [Member]
Disclosure Of Financial Liabilities [Line Items]
Interest-bearing loans		17,255,679
Trade And Other Current Payables		429,451,249
Total current		446,706,928
Interest-bearing loans		760,932,929
Trade and other payables, Non-current		951,161
Total non-current		761,884,090
Total		1,208,591,018
Derivatives Designated as Hedges [Member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	81,195,765	304,278
Total current	81,195,765	304,278
Derivative instruments	2,629,715	21,045,216
Total non-current	2,629,715	21,045,216
Total	83,825,480	21,349,494
Financial liabilities at fair value through profit or loss, category [member]
Disclosure Of Financial Liabilities [Line Items]
Derivative instruments	207,957	$ 1,255,478
Derivative instruments	$ 159,630